ANNUAL REPORT

March 31, 2000


TEMPLETON
LATIN AMERICA FUND


[Franklin(R)Templeton(R) LOGO]


PAGE


[50 YEAR LOGO]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



[PHOTO OF HEIDI S. ANDERSEN APPEARS HERE]

HEIDI S. ANDERSEN, CFA
PORTFOLIO MANAGER
TEMPLETON LATIN AMERICA FUND

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SHAREHOLDER LETTER

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YOUR FUND'S GOAL: TEMPLETON LATIN AMERICA FUND SEEKS LONG-TERM CAPITAL
APPRECIATION. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN THE EQUITY AND DEBT SECURITIES OF LATIN AMERICAN COMPANIES.
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Dear Shareholder:

We are pleased to bring you this annual report of Templeton Latin America Fund -- which covers the fiscal year ended March 31, 2000 -- a period of generally rising commodity prices and increased capital flows into Latin America. During this time, Brazil moved forward with economic stabilization plans, Argentina and Chile began to recover from recessions, Mexico's debt rating received investment grade status from Moody's Investors Service(1) and the region's equity markets generally performed well.

Within this environment, Templeton Latin America Fund - Class A posted a one-year cumulative total return of 52.60%, as shown in the Performance Summary on page 8. Its benchmark, the International Finance


(1.) Source: Moody's Investors Service.
All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), which is a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 15.


CONTENTS

Shareholder Letter .....................       1

Performance Summary ....................       8

Financial Highlights &
Statement of Investments ...............      12

Financial Statements ...................      17

Notes to Financial
Statements .............................      20

Independent Auditors' Report ...........      24



[PYRAMID GRAPHIC]

FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income


PAGE

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
3/31/00

[PIE CHART]

Brazil    44.3%
Mexico    36.0%
Argentina  3.5%
Venezuela  2.8%
United States  2.5%
Chile      2.2%
Short-Term Investments & Other Net Assets  8.7%


Corporation Investable (IFCI) Latin America Index, delivered a total return of 51.10% for the same period.(2) The Fund's strong performance was largely due to our substantial holdings of telecommunications stocks. It also benefited from its allocation to the merchandising sector. However, utilities, chemicals and metals stocks, to which the Fund had a limited exposure, negatively impacted its performance.

BRAZIL

During the fiscal year, Brazil's gross domestic product grew at a rate of 0.82%, interest rates declined, inflation remained benign, the government maintained tight fiscal and monetary policies, and the Bovespa Index rose 68.58% in U.S. dollar terms.(3) During the period, we initiated and added to our holdings of companies we believed had sound long-term prospects, strong balance sheets and attractive valuations. For example, we initiated a position in Companhia Brasileira de Distribuicao Pao de Acucar, one of the country's largest retailers, because we believed that the company would benefit not only from GDP growth but also from its efforts in "e-tailing."


(2.) Source: Standard and Poor's Micropal. International Finance Corporation Investable Latin America Index measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela) as if they were in one market, and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
(3.) Source: Brazil Bovespa Index. Market return is measured in U.S. dollars and does not include reinvested dividends.


2
PAGE

We also purchased shares in Telemig Celular Participacoes, a leading cellular operator which we believe has a strong management team. They are expecting rapid subscriber growth and are in the midst of completing a restructuring program. We initiated a position in Companhia Paranaense de Energia (Copel), an electric utility located in the high GDP per capita state of Parana which invests in fiber optic networks and telecommunications. And we added to our position in Embratel Participacoes, a long distance operator and the leading data and Internet carrier in Brazil, carrying 85% of the nation's Internet traffic. The Fund's Brazilian exposure was 40.3% of total net assets at the beginning of the reporting period and 44.3% at its close.

MEXICO

Mexico's economy improved significantly during the period under review. Real wages grew and, on March 7, 2000, Moody's Investors Service upgraded the country's debt rating to investment grade. Its equity market was one of Latin America's strongest and the Bolsa Index posted a U.S. dollar return of 57.37% for the reporting period.(4) Because we expect continued real wage growth to benefit retailers and other consumer-oriented sectors, we added to our holdings in Wal-Mart de Mexico (formerly


(4.) Source: Mexico Bolsa Index. Market return is measured in U.S. dollars and does not include reinvested dividends.


INDUSTRY BREAKDOWN*
Based on Total Net Assets
3/31/00

[PIE CHART]

Services  42.3%
Materials 16.5%
Finance   10.7%
Energy    10.3%
Multi-Industry 7.6%
Consumer Goods 3.9%
Short-Term Investments & Other Net Assets 8.7%


* The industry allocation uses Morgan Stanley Capital International's industry definitions for convenience of comparison.


                                                                               3

PAGE

TOP 10 HOLDINGS
3/31/00


COMPANY                        % OF TOTAL
INDUSTRY, COUNTRY              NET ASSETS
-----------------------------------------
Telefonos de Mexico SA
(Telmex), ADR
Telecommunications, Mexico            7.4%

Banco Itau SA, pfd.
Banking, Brazil                       7.2%

Embratel Participacoes SA
Telecommunications, Brazil            7.2%

Wal-Mart de Mexico
SA de CV, ADR
Merchandising, Mexico                 7.0%

Petroleo Brasileiro SA, pfd.
Energy Sources, Brazil                4.1%

Tele Sudeste Celular
Participacoes SA, ADR, pfd.
Telecommunications, Brazil            4.0%

Grupo Carso SA de CV
Multi-Industry, Mexico                3.6%

Telecomunicacoes de
Sao Paulo SA, ADR, pfd.
Telecommunications, Brazil            3.6%

Cemex SA, ADR
Building Materials &
Components, Mexico                    3.3%

Alfa SA de CV, A
Multi-Industry, Mexico                3.1%


known as Cifra), the country's largest retailer. We also initiated a position in Grupo Continental, the third largest soft-drink bottler in Mexico and one of the 10 largest Coca-Cola(R) bottlers in the world. Our Mexican exposure remained relatively constant, comprising 36.8% of total net assets on March 31, 1999 and 36.0% on March 31, 2000.

ARGENTINA

Argentina's economic picture was not as bright as Mexico's or Brazil's. Disappointing exports, inadequate labor reform, and a fiscal deficit continued to weigh heavily on the country's already stagnant economy. And although the MerVal Index posted a return of 38.07%,(5) this gain was caused primarily by the acquisition of YPF Sociedad Anonima by Repsol, a Spanish oil company. Consequently, our Argentinean exposure declined from 11.6% of total net assets on March 31, 1999, to 3.5% of total net assets at the end of the fiscal year.

CHILE

Chile's equity market, which had been in a recession, rebounded slightly due mainly to rising global copper prices


(5.) Source: Argentina MerVal Index. Market return is measured in U.S. dollars and does not include reinvested dividends.


4

PAGE

and efforts by the nation's central bank to stimulate the economy. Inflation remained benign, interest rates declined, and the IPSA Index delivered a one-year U.S. dollar total return of 31.67%.(6) However, we reduced holdings that were not meeting our expectations to pursue what we considered to be better opportunities elsewhere. The Fund's weighting in Chile decreased to 2.2% of total net assets on March 31, 2000, from 6.2% a year earlier.

VENEZUELA

Venezuela's IBC Index rose 15.88% in U.S. dollar terms from April 1, 1999 to March 31, 2000.(7) We purchased shares in Compania Anonima Nacional Telefonos de Venezuela (CANTV), which in our opinion were extremely undervalued at the time. The country's largest telecommunications company, CANTV represented a significant portion of the IBC Index on February 3, 2000. On March 31, 2000, Venezuela represented 2.8% of the Fund's total net assets.


(6). Source: Chile IPSA Index. Market return is measured in U.S. dollars and does not include reinvested dividends.
(7). Source: Venezuela IBC Index. Market return is measured in U.S. dollars and does not include reinvested dividends.


                                                                               5
PAGE

LOOKING FORWARD

We remain confident about future prospects for Latin American equities and Templeton Latin America Fund. We expect most major Latin American countries to continue their pursuit of stable economic policies, and are optimistic about the region's long-term economic fundamentals. Believing that regional allocation should be a result of individual stock selection, we shall maintain our bottom-up approach in searching for equities we consider to be undervalued, and not attempt to match the weightings of the Fund's benchmark index. It is anticipated that the announcement by Telefonica de Espana, the Spanish telecommunications company, of a tender offer for 100% of its Latin American subsidiaries, may reduce the size of several local stock markets and lead to an even greater investment focus by the Fund and its benchmark in Brazil and Mexico.

It is important to remember that investing in emerging markets concentrated in a single region involves special considerations, including risks related to market and currency volatility, adverse economic, social and political developments in the region and countries where the Fund invests, and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For


6
PAGE

example, the Mexico stock market has increased 4,412.74% in the last 15 years, but has suffered eight declines of more than 15% during that time.(8) These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in Templeton Latin America Fund, and welcome your comments and suggestions.


Sincerely,


/s/HEIDI S. ANDERSEN

Heidi S. Andersen, CFA
Portfolio Manager
Templeton Latin America Fund


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This discussion reflects our views,  opinions and portfolio holdings as of March
31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
-------------------------------------------------------------------------------

(8). Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended March 31, 2000. Market return is measured in U.S. dollars and does not include reinvested dividends.


                                                                               7
PAGE

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CLASS A: Subject to the maximum 5.75% initial sales charge.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

The Fund Administrator, Investment Manager and Transfer Agent for the Fund have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator and Investment Manager, to equally assume responsibility for certain other payments by the Fund to reduce Fund expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After July 31, 2000, the fee waivers and expense assumptions may be discontinued at any time upon notice to the Fund's Board of Trustees.
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ONE-YEAR PERFORMANCE SUMMARY
AS OF 3/31/00


One-year total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the operating expenses for each share class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return              52.60%
Net Asset Value (NAV)              $12.36 (3/31/00)   $8.11 (3/31/99)
Change in NAV                      +$4.25
Distributions (4/1/99 - 3/31/00)   Dividend Income    $0.0121

Class C
One-Year Total Return              51.76%
Net Asset Value (NAV)              $12.23 (3/31/00)   $8.06 (3/31/99)
Change in NAV                      +$4.17
Distributions (4/1/99 - 3/31/00)   Dividend Income    $0.0014

Advisor Class
One-Year Total Return              53.19%
Net Asset Value (NAV)              $12.37 (3/31/00)   $8.09 (3/31/99)
Change in NAV                      +$4.28
Distributions (4/1/99 - 3/31/00)   Dividend Income    $0.0175



8                       Past performance does not guarantee future results.


PAGE

ADDITIONAL PERFORMANCE
AS OF 3/31/00

                                                             INCEPTION
CLASS A                               1-YEAR     3-YEAR       (5/8/95)

Cumulative Total Return(1)             52.60%      5.09%       32.30%
Average Annual Total Return(2)         43.90%     -0.31%        4.61%
Value of $10,000 Investment(3)        $14,390    $ 9,907      $12,469

                                                             INCEPTION
CLASS C                               1-YEAR     3-YEAR       (5/8/95)

Cumulative Total Return(1)            51.76%      3.03%        28.16%
Average Annual Total Return(2)        49.28%      0.67%         4.98%
Value of $10,000 Investment(3)       $14,928    $10,204       $12,689

                                                             INCEPTION
ADVISOR CLASS(4)                      1-YEAR     3-YEAR       (5/8/95)

Cumulative Total Return(1)            53.19%      5.91%        34.40%
Average Annual Total Return(2)        53.19%      1.93%         6.22%
Value of $10,000 Investment(3)       $15,319    $10,591       $13,440


For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.



(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

(4.) On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 19.88% and 5.74% respectively.

-------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

Past performance does not guarantee future results.                            9

PAGE

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT


TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX DIFFERS FROM THE FUND IN COMPOSITION, DOES NOT PAY MANAGEMENT FEES OR EXPENSES AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



AVERAGE ANNUAL TOTAL RETURN
3/31/00

CLASS A
----------------------------------
1-Year                      43.90%

3-Year                      -0.31%

Since Inception(5/8/95)      4.61%


CLASS A (5/8/95 - 3/31/00)


This graph compares the performance of Templeton Latin America Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the IFCI Latin America Index* from 5/8/95-3/31/00.

            TEMPLETON      IFCI
              LATIN       LATIN
            AMERICA -    AMERICA
             CLASS A
            ---------------------
 5/ 8/95    $ 9,425      $10,000
 5/31/95    $ 9,453      $ 9,579
 6/30/95    $ 9,406      $ 9,779
 7/31/95    $ 9,482      $10,303
 8/31/95    $ 9,604      $10,448
 9/29/95    $ 9,632      $10,319
10/31/95    $ 9,340      $ 9,332
11/30/95    $ 9,284      $ 9,655
12/29/95    $ 9,464      $ 9,842
 1/31/96    $10,226      $10,802
 2/29/96    $ 9,940      $10,205
 3/29/96    $10,035      $10,362
 4/30/96    $10,369      $10,907
 5/31/96    $10,621      $11,192
 6/28/96    $10,678      $11,391
 7/31/96    $10,210      $10,889
 8/30/96    $10,544      $11,185
 9/30/96    $10,583      $11,401
10/31/96    $10,277      $11,188
11/29/96    $10,449      $11,239
12/31/96    $10,567      $11,535
 1/31/97    $11,586      $12,598
 2/28/97    $12,230      $13,422
 3/31/97    $11,865      $13,280
 4/30/97    $12,221      $13,834
 5/30/97    $12,606      $14,953
 6/30/97    $13,425      $16,153
 7/31/97    $14,205      $17,039
 8/29/97    $13,396      $15,568
 9/30/97    $14,302      $16,879
10/31/97    $11,594      $13,736
11/28/97    $11,661      $14,145
12/31/97    $12,520      $14,912
1/31/98     $11,218      $13,186
2/28/98     $11,571      $13,838
3/31/98     $12,461      $14,748
4/30/98     $12,510      $14,618
5/31/98     $10,804      $12,795
6/30/98     $ 9,986      $12,083
7/31/98     $10,429      $12,562
8/31/98     $ 7,019      $ 8,322
9/30/98     $ 7,265      $ 8,885
10/31/98    $ 7,521      $ 9,564
11/30/98    $ 7,955      $10,446
12/31/98    $ 7,174      $ 9,613
1/31/99     $ 6,509      $ 8,509
2/28/99     $ 6,771      $ 8,998
3/31/99     $ 8,171      $10,903
4/30/99     $ 9,602      $12,497
5/31/99     $ 9,120      $12,076
6/30/99     $ 9,675      $12,583
7/31/99     $ 8,676      $11,711
8/31/99     $ 8,484      $11,370
9/30/99     $ 8,626      $11,588
10/31/99    $ 8,616      $11,801
11/30/99    $ 9,544      $13,312
12/31/99    $11,521      $15,556
1/31/00     $10,916      $14,994
2/29/00     $12,449      $16,292
3/31/00     $12,469      $16,475

*Sources: Standard & Poor's(R) Micropal.



AVERAGE ANNUAL TOTAL RETURN
3/31/00

CLASS C
---------------------------------
1-Year                     49.28%

3-Year                      0.67%

Since Inception(5/8/95)     4.98%


CLASS C (5/8/95 - 3/31/00)

This graph compares the performance of Templeton Latin America Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the IFCI Latin America Index* from 5/8/95-3/31/00.

           TEMPLETON       IFCI
           AMERICA -       LATIN
            CLASS C       AMERICA
           -----------------------
 5/ 8/95    $ 9,901       $10,000
 5/31/95    $ 9,911       $ 9,579
 6/30/95    $ 9,861       $ 9,779
 7/31/95    $ 9,941       $10,303
 8/31/95    $10,059       $10,448
 9/29/95    $10,089       $10,319
10/31/95    $ 9,772       $ 9,332
11/30/95    $ 9,713       $ 9,655
12/29/95    $ 9,903       $ 9,842
 1/31/96    $10,691       $10,802
 2/29/96    $10,392       $10,205
 3/29/96    $10,482       $10,362
 4/30/96    $10,811       $10,907
 5/31/96    $11,078       $11,192
 6/28/96    $11,128       $11,391
 7/31/96    $10,628       $10,889
 8/30/96    $10,968       $11,185
 9/30/96    $11,008       $11,401
10/31/96    $10,688       $11,188
11/29/96    $10,868       $11,239
12/31/96    $10,972       $11,535
 1/31/97    $12,035       $12,598
 2/28/97    $12,696       $13,422
 3/31/97    $12,315       $13,280
 4/30/97    $12,666       $13,834
 5/30/97    $13,061       $14,953
 6/30/97    $13,904       $16,153
 7/31/97    $14,706       $17,039
 8/29/97    $13,864       $15,568
 9/30/97    $14,787       $16,879
10/31/97    $11,978       $13,736
11/28/97    $12,038       $14,145
12/31/97    $12,917       $14,912
1/31/98     $11,567       $13,186
2/28/98     $11,922       $13,838
3/31/98     $12,836       $14,748
4/30/98     $12,877       $14,618
5/31/98     $11,117       $12,795
6/30/98     $10,280       $12,083
7/31/98     $10,719       $12,562
8/31/98     $ 7,207       $ 8,322
9/30/98     $ 7,462       $ 8,885
10/31/98    $ 7,717       $ 9,564
11/30/98    $ 8,167       $10,446
12/31/98    $ 7,355       $ 9,613
1/31/99     $ 6,670       $ 8,509
2/28/99     $ 6,930       $ 8,998
3/31/99     $ 8,361       $10,903
4/30/99     $ 9,824       $12,497
5/31/99     $ 9,327       $12,076
6/30/99     $ 9,898       $12,583
7/31/99     $ 8,860       $11,711
8/31/99     $ 8,663       $11,370
9/30/99     $ 8,808       $11,588
10/31/99    $ 8,798       $11,801
11/30/99    $ 9,732       $13,312
12/31/99    $11,745       $15,556
1/31/00     $11,112       $14,994
2/29/00     $12,678       $16,292
3/31/00     $12,689       $16,475

*Sources: Standard & Poor's(R) Micropal.




10                      Past performance does not guarantee future results.


PAGE
ADVISOR CLASS** (5/8/95 - 3/31/00)

This graph compares the performance of Templeton Latin America Fund - Advisor Class, as tracked by the growth in value of a $10,000 investment, to that of the IFCI Latin America Index* from 5/8/95-3/31/00.

            TEMPLETON      IFCI
              LATIN        LATIN
             AMERICA -     AMERICA
             ADVISOR
              CLASS
            ----------------------
 5/ 8/95     $10,000     $10,000
 5/31/95     $10,030     $ 9,579
 6/30/95     $ 9,980     $ 9,779
 7/31/95     $10,060     $10,303
 8/31/95     $10,190     $10,448
 9/29/95     $10,220     $10,319
10/31/95     $ 9,910     $ 9,332
11/30/95     $ 9,850     $ 9,655
12/29/95     $10,041     $ 9,842
 1/31/96     $10,849     $10,802
 2/29/96     $10,546     $10,205
 3/29/96     $10,647     $10,362
 4/30/96     $11,001     $10,907
 5/31/96     $11,269     $11,192
 6/28/96     $11,329     $11,391
 7/31/96     $10,833     $10,889
 8/30/96     $11,188     $11,185
 9/30/96     $11,228     $11,401
10/31/96     $10,904     $11,188
11/29/96     $11,086     $11,239
12/31/96     $11,212     $11,535
 1/31/97     $12,372     $12,598
 2/28/97     $13,070     $13,422
 3/31/97     $12,690     $13,280
 4/30/97     $13,079     $13,834
 5/30/97     $13,498     $14,953
 6/30/97     $14,373     $16,153
 7/31/97     $15,216     $17,039
 8/29/97     $14,352     $15,568
 9/30/97     $15,329     $16,879
10/31/97     $12,437     $13,736
11/28/97     $12,509     $14,145
12/31/97     $13,430     $14,912
1/31/98      $12,036     $13,186
2/28/98      $12,414     $13,838
3/31/98      $13,378     $14,748
4/30/98      $13,430     $14,618
5/31/98      $11,594     $12,795
6/30/98      $10,739     $12,083
7/31/98      $11,214     $12,562
8/31/98      $ 7,546     $ 8,322
9/30/98      $ 7,800     $ 8,885
10/31/98     $ 8,064     $ 9,564
11/30/98     $ 8,550     $10,446
12/31/98     $ 7,712     $ 9,613
1/31/99      $ 6,996     $ 8,509
2/28/99      $ 7,278     $ 8,998
3/31/99      $ 8,775     $10,903
4/30/99      $10,304     $12,497
5/31/99      $ 9,802     $12,076
6/30/99      $10,399     $12,583
7/31/99      $ 9,324     $11,711
8/31/99      $ 9,128     $11,370
9/30/99      $ 9,281     $11,588
10/31/99     $ 9,281     $11,801
11/30/99     $10,270     $13,312
12/31/99     $12,411     $15,556
1/31/00      $11,749     $14,994
2/29/00      $13,411     $16,292
3/31/00      $13,440     $16,475

AVERAGE ANNUAL TOTAL RETURN
3/31/00

ADVISOR CLASS**
----------------------------------

1-Year                      53.19%

3-Year                       1.93%

Since Inception (5/8/95)     6.22%


*Source: Standard and Poor's Micropal. International Finance Corporation Investable Latin America Index measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela) as if they were in one market, and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
**On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to Advisor Class shares.



Past performance does not guarantee future results.                           11


PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights

                                                                                        CLASS A
                                                               ----------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                               ----------------------------------------------------------
                                                               2000++        1999         1998         1997        1996+
                                                               ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................      $8.11       $12.72       $12.34       $10.53      $10.00
                                                               ----------------------------------------------------------
Income from investment operations:
 Net investment income.....................................        .01          .20          .07          .06         .12
 Net realized and unrealized gains (losses)................       4.25        (4.57)         .53         1.86         .51
                                                               ----------------------------------------------------------
Total from investment operations...........................       4.26        (4.37)         .60         1.92         .63
                                                               ----------------------------------------------------------
Less distributions from:
 Net investment income.....................................       (.01)        (.18)        (.07)        (.08)       (.10)
 Net realized gains........................................         --         (.06)        (.15)        (.03)         --
                                                               ----------------------------------------------------------
Total distributions........................................       (.01)        (.24)        (.22)        (.11)       (.10)
                                                               ----------------------------------------------------------
Net asset value, end of year...............................     $12.36        $8.11       $12.72       $12.34      $10.53
                                                               ==========================================================
Total Return*..............................................     52.60%      (34.37)%       4.94%       18.34%       6.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $23,816      $13,228      $28,714      $18,923      $5,150
Ratios to average net assets:
 Expenses..................................................      2.33%        2.35%        2.35%        2.35%       2.35%**
 Expenses, excluding waiver and payments by affiliate......      2.86%        3.03%        2.57%        3.10%       4.02%**
 Net investment income.....................................       .14%        2.07%         .59%         .50%       1.71%**
Portfolio turnover rate....................................     81.10%       48.34%       45.82%        3.72%          --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.


 12

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                                       CLASS C
                                                               --------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                               --------------------------------------------------------
                                                               2000++        1999         1998        1997       1996+
                                                               -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................     $8.06        $12.63      $12.28      $10.49      $10.00
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income (loss)..............................      (.04)          .12          --        (.01)        .08
 Net realized and unrealized gains (losses)................      4.21         (4.51)        .51        1.85         .48
                                                               --------------------------------------------------------
Total from investment operations...........................      4.17         (4.39)        .51        1.84         .56
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        --***       (.12)       (.01)       (.02)       (.07)
 Net realized gains........................................        --          (.06)       (.15)       (.03)         --
                                                               --------------------------------------------------------
Total distributions........................................        --          (.18)       (.16)       (.05)       (.07)
                                                               --------------------------------------------------------
Net asset value, end of year...............................    $12.23         $8.06      $12.63      $12.28      $10.49
                                                               ========================================================
Total Return*..............................................    51.76%      (34.81)%       4.23%      17.62%       5.67%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $5,004        $3,312      $7,170      $3,524      $1,351
Ratios to average net assets:
 Expenses..................................................     2.88%         3.00%       3.00%       3.00%       3.00%**
 Expenses, excluding waiver and payments by affiliate......     3.41%         3.68%       3.22%       3.84%       4.67%**
 Net investment income (loss)..............................    (.44)%         1.45%      (.01)%      (.15)%       1.14%**
Portfolio turnover rate....................................    81.10%        48.34%      45.82%       3.72%          --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***The Fund paid distributions from net investment income of $0.001 per share. +For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.
                                                                              13


PAGE

TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                                ADVISOR CLASS
                                                                ----------------------------------------------
                                                                             YEAR ENDED MARCH 31,
                                                                ----------------------------------------------
                                                                2000++        1999         1998         1997+
                                                                ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $8.09       $12.75       $12.35       $10.92
                                                                ----------------------------------------------
Income from investment operations:
 Net investment income......................................        .12          .31          .07          .02
 Net realized and unrealized gains (losses).................       4.18        (4.69)         .59         1.41
                                                                ----------------------------------------------
Total from investment operations............................       4.30        (4.38)         .66         1.43
                                                                ----------------------------------------------
Less distributions from:
 Net investment income......................................       (.02)        (.22)        (.11)          --
 Net realized gains.........................................         --         (.06)        (.15)          --
                                                                ----------------------------------------------
Total distributions.........................................       (.02)        (.28)        (.26)          --
                                                                ----------------------------------------------
Net asset value, end of year................................     $12.37        $8.09       $12.75       $12.35
                                                                ==============================================
Total Return*...............................................     53.19%      (34.37)%       5.43%       13.09%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $19,645         $116         $139          $71
Ratios to average net assets:
 Expenses...................................................      2.00%        2.00%        2.00%        2.00%**
 Expenses, excluding waiver and payments by affiliate.......      2.52%        2.68%        2.22%        2.08%**
 Net investment income......................................      1.01%        2.46%         .45%         .82%**
Portfolio turnover rate.....................................     81.10%       48.34%       45.82%        3.72%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to March 31, 1997. ++Based on average weighted shares outstanding.


                       See Notes to Financial Statements.

 14

PAGE

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000

                                                                   COUNTRY         SHARES           VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS 58.0%
BANKING 2.2%
Unibanco Uniao de Bancos Brasileiros SA, GDR................       Brazil             33,300     $ 1,057,275
                                                                                                 -----------
BEVERAGES & TOBACCO .9%
Grupo Continental SA........................................       Mexico            367,900         455,861
                                                                                                 -----------
BUILDING MATERIALS & COMPONENTS 3.3%
*Cemex SA, ADR..............................................       Mexico             70,341       1,591,465
                                                                                                 -----------
CHEMICALS .1%
Sociedad Quimica y Minera de Chile SA, A, ADR...............        Chile                926          28,243
                                                                                                 -----------
ENERGY SOURCES 2.2%
*PC Holdings SA, ADR........................................      Argentina           56,140         961,398
Perez Companc SA, B.........................................      Argentina           22,400          89,864
                                                                                                 -----------
                                                                                                   1,051,262
                                                                                                 -----------
FOOD & HOUSEHOLD PRODUCTS 2.0%
Panamerican Beverages Inc., A...............................       Mexico             56,220         990,878
                                                                                                 -----------
FOREST PRODUCTS & PAPER 5.6%
*Aracruz Celulose SA, ADR...................................       Brazil             51,200       1,084,800
*Empaques Ponderosa SA de CV, B.............................       Mexico          2,259,300       1,251,245
Kimberly-Clark de Mexico SA de CV, A........................       Mexico            110,060         378,883
                                                                                                 -----------
                                                                                                   2,714,928
                                                                                                 -----------
MERCHANDISING 7.0%
*Wal-Mart de Mexico SA de CV, ADR...........................       Mexico            142,800       3,384,980
                                                                                                 -----------
METALS & MINING 4.3%
Grupo Industrial Saltillo SA, B.............................       Mexico            169,400         443,532
Grupo Mexico SA de CV, B....................................       Mexico            155,000         724,814
Industrias Penoles SA.......................................       Mexico            379,600         918,222
                                                                                                 -----------
                                                                                                   2,086,568
                                                                                                 -----------
MULTI-INDUSTRY 7.6%
Alfa SA de CV, A............................................       Mexico            395,200       1,511,647
*DESC SA de CV, C, ADR......................................       Mexico             29,300         439,500
*Grupo Carso SA de CV.......................................       Mexico            461,500       1,740,384
                                                                                                 -----------
                                                                                                   3,691,531
                                                                                                 -----------
REAL ESTATE 1.4%
Inversiones y Representacion SA.............................      Argentina          212,291         660,522
                                                                                                 -----------

                                                                              15
PAGE
TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (CONT.)

                                                                   COUNTRY         SHARES           VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 18.4%
Compania Anonima Nacional Telefonos de Venezuela, ADR.......      Venezuela           46,100     $ 1,336,900
Embratel Participacoes SA...................................       Brazil        150,000,000       2,638,968
SBC Communications Inc. ....................................    United States         29,000       1,218,000
Tele Celular Sul Participacoes SA...........................       Brazil         35,800,000         120,017
Telefonos de Mexico SA (Telmex), ADR........................       Mexico             53,800       3,604,600
                                                                                                 -----------
                                                                                                   8,918,485
                                                                                                 -----------
UTILITIES ELECTRICAL & GAS 3.0%
Companhia Paranaense De Energia-Copel, ADR..................       Brazil            171,100       1,454,350
                                                                                                 -----------
TOTAL COMMON STOCKS (COST $26,485,468)......................                                      28,086,348
                                                                                                 -----------
PREFERRED STOCKS 33.3%
Banco Itau SA, pfd..........................................       Brazil         39,222,534       3,483,950
Cia Energetica de Minas Gerais Cemig, ADR, pfd..............       Brazil             29,400         511,119
Cia Vale do Rio Doce, A, ADR, pfd...........................       Brazil             36,800         979,800
*Companhia Brasileira de Distribuicao Pao de Acucar, ADR,
  pfd.......................................................       Brazil             32,500       1,161,875
Embotelladora Andina SA, B, ADR, pfd........................        Chile             39,300         464,231
Embratel Participacoes SA, ADR, pfd.........................       Brazil             32,900         843,063
Petroleo Brasileiro SA, pfd.................................       Brazil          7,274,000       1,967,523
Sociedad Quimica y Minera de Chile SA, B, ADR, pfd..........        Chile             21,100         574,975
Tele Celular Sul Participacoes SA, ADR, pfd.................       Brazil             26,600       1,330,000
Tele Centro Sul Participacoes SA, ADR, pfd..................       Brazil              7,920         641,520
Tele Sudeste Celular Participacoes SA, ADR, pfd.............       Brazil             39,000       1,947,563
Telecomunicacoes de Sao Paulo SA, ADR, pfd..................       Brazil             58,142       1,726,091
Telemig Celular Participacoes SA, ADR, pfd..................       Brazil              6,100         540,231
                                                                                                 -----------
TOTAL PREFERRED STOCKS (COST $11,691,983)...................                                      16,171,941
                                                                                                 -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $38,177,451)..............................................                                      44,258,289
                                                                                                 -----------
                                                                                  PRINCIPAL
                                                                                  AMOUNT**
                                                                                 -----------
(a)REPURCHASE AGREEMENT (COST $4,604,000) 9.5%
Paribas Corp., 6.10%, 04/03/00 (Maturity Value $4,606,340)
  Collaterized by U.S. Treasury Notes and Bonds.............    United States    $ 4,604,000       4,604,000
                                                                                                 -----------
TOTAL INVESTMENTS (COST $42,781,451) 100.8%.................                                      48,862,289
OTHER ASSETS, LESS LIABILITIES (.8%)........................                                        (396,814)
                                                                                                 -----------
TOTAL NET ASSETS 100.0%.....................................                                     $48,465,475
                                                                                                 ===========

*Non-Income producing
**Securities denominated in U.S. dollars.
(a) At March 31, 2000, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
 16
PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000

Assets:
 Investments in securities, at value (cost $38,177,451).....    $44,258,289
 Repurchase agreement, at value and cost....................      4,604,000
 Cash.......................................................            685
 Receivables:
  Fund shares sold..........................................         99,157
  Dividends and interest....................................        254,154
 Other assets...............................................          1,598
                                                                -----------
      Total assets..........................................     49,217,883
                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased...........................        543,647
  Fund shares redeemed......................................         64,793
  To affiliates.............................................         90,112
 Accrued expenses...........................................         53,856
                                                                -----------
      Total liabilities.....................................        752,408
                                                                -----------
Net assets, at value........................................    $48,465,475
                                                                ===========
Net assets consist of:
 Net unrealized appreciation................................    $ 6,080,838
 Accumulated net realized loss..............................     (6,409,519)
 Beneficial shares..........................................     48,794,156
                                                                -----------
Net assets, at value........................................    $48,465,475
                                                                ===========
CLASS A:
 Net asset value per share ($23,815,693 / 1,926,273 shares
   outstanding).............................................         $12.36
                                                                ===========
 Maximum offering price per share ($12.36 / 94.25%).........         $13.11
                                                                ===========
CLASS C:
 Net asset value per share ($5,004,361 / 409,168 shares
  outstanding)*.............................................         $12.23
                                                                ===========
 Maximum offering price per share ($12.23 / 99.00%).........         $12.35
                                                                ===========
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($19,645,421 / 1,588,520 shares outstanding)..............         $12.37
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              17
PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000

Investment Income:
 (net of foreign taxes of $131,588)
 Dividends..................................................    $  604,620
 Interest...................................................        79,293
                                                                ----------
      Total investment income...............................                  $   683,913
                                                                              -----------
Expenses:
 Management fees (Note 3)...................................       332,006
 Administrative fees (Note 3)...............................        39,836
 Distribution fees (Note 3)
  Class A...................................................        57,721
  Class C...................................................        36,615
 Transfer agent fees (Note 3)...............................       127,400
 Custodian fees.............................................        22,000
 Reports to shareholders....................................        64,900
 Registration and filing fees...............................        27,900
 Professional fees..........................................        30,300
 Trustees' fees and expenses................................         7,500
 Amortization of organization costs.........................        17,344
 Other......................................................           340
                                                                ----------
      Total expenses........................................                      763,862
      Expenses waived/paid by affiliate (Note 3)............                     (139,647)
                                                                              -----------
         Net expenses.......................................                      624,215
                                                                              -----------
            Net investment income...........................                       59,698
                                                                              -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     1,584,733
  Foreign currency transactions.............................       (95,365)
                                                                ----------
      Net realized gain.....................................                    1,489,368
 Net unrealized appreciation on:
  Investments...............................................     9,472,772
  Translation of assets and liabilities denominated in
    foreign currencies......................................        13,214
                                                                ----------
      Net unrealized appreciation...........................                    9,485,986
                                                                              -----------
Net realized and unrealized gain............................                   10,975,354
                                                                              -----------
Net increase in net assets resulting from operations........                  $11,035,052
                                                                              ===========

                       See Notes to Financial Statements.

 18

PAGE

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2000 AND 1999

                                                                   2000               1999
                                                                ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $    59,698       $    415,698
  Net realized gain (loss) from investments and foreign
   currency transactions....................................      1,489,368         (7,856,707)
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................      9,485,986         (4,014,789)
                                                                ------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................     11,035,052        (11,455,798)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (22,007)          (326,007)
   Class C..................................................           (623)           (61,552)
   Advisor Class............................................           (371)            (2,101)
  Net realized gains:
   Class A..................................................             --           (112,359)
   Class C..................................................             --            (28,579)
   Advisor Class............................................             --               (514)

 Capital share transactions (Note 2):
   Class A..................................................      3,693,548         (6,104,615)
   Class C..................................................         35,444         (1,319,485)
   Advisor Class............................................     17,068,134             44,255
                                                                ------------------------------
    Net increase (decrease) in net assets...................     31,809,177        (19,366,755)

Net assets:
 Beginning of year..........................................     16,656,298         36,023,053
                                                                ------------------------------
 End of year................................................    $48,465,475       $ 16,656,298
                                                                ==============================

Undistributed net investment income included in net assets:
 End of year................................................    $        --       $     17,808
                                                                ==============================

                       See Notes to Financial Statements.
                                                                              19
PAGE

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Latin America Fund (the Fund) is a separate, non-diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity and debt securities of Latin American issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 20

PAGE

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C Shares, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At March 31, 2000, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                 YEAR ENDED MARCH 31,
                                                             -------------------------------------------------------------
                                                                        2000                               1999
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                               --------------------------------------------------------
CLASS A SHARES:
Shares sold................................................   2,605,690    $ 26,848,046          1,543,937    $ 12,540,822
Shares issued on reinvestment of distributions.............       2,125          20,335             48,166         403,120
Shares redeemed............................................  (2,312,880)    (23,174,833)        (2,217,533)    (19,048,557)
                                                             -------------------------------------------------------------
Net increase (decrease)....................................     294,935    $  3,693,548           (625,430)   $ (6,104,615)
                                                             =============================================================

                                                                              21
PAGE
TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                        2000                              1999
                                                              -----------------------------------------------------------
                                                                SHARES        AMOUNT              SHARES        AMOUNT
                                                                ------------------------------------------------------
CLASS C SHARES:
Shares sold.................................................     231,611    $ 2,458,493            324,301    $ 2,911,133
Shares issued on reinvestment of distributions..............          62            590             10,240         84,217
Shares redeemed.............................................    (233,399)    (2,423,639)          (491,366)    (4,314,835)
                                                              -----------------------------------------------------------
Net increase (decrease).....................................      (1,726)   $    35,444           (156,825)   $(1,319,485)
                                                              ===========================================================

                                                                                 YEAR ENDED MARCH 31,
                                                              -----------------------------------------------------------
                                                                        2000                              1999
                                                              -----------------------------------------------------------
                                                                SHARES        AMOUNT              SHARES        AMOUNT
                                                                ------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................   1,848,576    $19,864,438            406,001    $ 3,038,457
Shares issued on reinvestment of distributions..............          38            361                294          2,398
Shares redeemed.............................................    (274,406)    (2,796,665)          (402,915)    (2,996,600)
                                                              -----------------------------------------------------------
Net increase................................................   1,574,208    $17,068,134              3,380    $    44,255
                                                              ===========================================================

Certain other Franklin Templeton Funds are the record owners of 1,573,173 of the Fund's Advisor Class Shares as of March 31, 2000.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

 22

PAGE

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

TICI, FT Services, and Investor Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.35%, 3.00%, and 2.00% of the Fund's average daily net assets of Class A, Class C, and Advisor Class shares, respectively, through July 31, 2000, as noted in the Statement of Operations.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At March 31, 2000, unreimbursed costs were $213,415. Distributors received net commissions on sales of Fund shares and received contingent deferred sales charges for the period of $13,844 and $4,247, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At March 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $43,391,495 was as follows:

Unrealized appreciation.....................................  $ 7,262,535
Unrealized depreciation.....................................   (1,791,741)
                                                              -----------
Net unrealized appreciation.................................  $ 5,470,794
                                                              ===========

At March 31, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

    Capital loss carryovers expiring in:

2007........................................................  $3,439,481
2008........................................................   2,289,749
                                                              ----------
                                                              $5,729,230
                                                              ==========

At March 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 1999 of $70,245. For tax purposes, such losses will be reflected in the year ending March 31, 2001.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2000 aggregated $37,274,495 and $20,313,959 respectively.

                                                                              23
PAGE

TEMPLETON LATIN AMERICA FUND
INDEPENDENT AUDITOR'S REPORT
To the Board of Trustees and Shareholders of Templeton Latin America Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Latin America Fund at March 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended March 31, 1999, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated April 30, 1999 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
April 28, 2000

 24


PAGE


[FRANKLIN(R) TEMPLETON(R) LOGO]
Templeton Latin America Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777






ANNUAL REPORT

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, California 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Latin America Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

418 A00 05/00                    [RECYCLE LOGO] Printed on recycled paper